Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

As of December 31, 2023 and 2022, the Company’s financial assets measured at amortized cost are represented by cash, cash equivalents and restricted cash, short - term investments, trade and other accounts receivable, for which their carrying amount is a reasonable approximation of fair value.

a) Financial assets

	December 31,		December 31,
	2023		2022
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Interest rate cap	US$	1,683	US$	1,585
Total derivative financial assets	US$	1,683	US$	1,585

Presented on the consolidated statements of financial position as follows:
Current	US$	—	US$	—
Non-current	US$	1,683	US$	1,585

b) Financial debt

(i) As of December 31, 2023 and 2022, the Company’s short-term and long-term debt consists of the following:

		December 31,		December 31,
		2023		2022
I.	In June 2019 the Company issued in the Mexican Market, an Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on June 20th, 2024, bearing annual interest rate of TIIE plus 175 basis points.	US$	14,799	US$	38,737

II.	In October 2021 the Company issued in the Mexican Market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on October 20th, 2026, bearing annual interest rate at TIIE plus 200 basis points, along with a 25 basis points adjustment[1].		83,859		77,473

III.	In September 2023 the Company issued in the Mexican Market a third tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on September 20th, 2028, bearing annual interest rate at TIIE plus 215 basis points.		88,792		—

IV.	The company acquired a working capital facility with Banco Sabadell S.A, Institución de banca multiple (“Sabadell”) with national currency, bearing annual interest rate of TIIE plus 240 basis points.		—		10,330

V.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on June 8, 2027, bearing annual interest rate of SOFR plus a spread of 298 basis points, along with a 5 basis points adjustment (1).		57,855		38,635

VI.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 300 basis points, along with an additional adjustment up to 26 basis points.		35,983		27,962

VII.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with an additional adjustment up to 26 basis points.		64,495		15,880

VIII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on May 31, 2025, bearing annual interest of SOFR plus a spread of 390 basis points.		107,178		48,048

IX.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2026, bearing annual interest of SOFR plus a spread of 200 basis points, along with an additional adjustment up to 26 basis points.		43,129		7,382

X.	The company acquired a short-term working capital facility with Banco Actinver S.A, Institución de banca multiple (“Actinver”) in Mexican pesos, bearing an annual interest rate of TIIE plus 250 basis points.		—		7,747

XI.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 7, 19 and 25 of 2026, bearing an annual interest of 6.20%		44,052		—

XII.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 29 of 2026, bearing an annual interest of 6.20%.		8,821		—

XIII.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 29 of 2026, bearing an annual interest of 6.20%.		8,143		—

XIV.	Financing for the acquisition of several engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2026, bearing an annual interest of 7.16%.		71,507		—

XV.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27 of 2026, bearing an annual interest of 6.99%.		20,540		—

XVI.	Transaction costs to be amortized		(3,158)		(1,034)

XVII.	Accrued interest and other financial cost		7,070		1,875
			653,065		273,035
	Less: Short-term maturities		220,289		112,148
	Long-term Financial debt	US$	432,776	US$	160,887

TIIE: Mexican interbank rate

SOFR: Secured Overnight Financing Rate

(1)Sustainability adjustment

(ii) The following table provides a summary of the Company’s scheduled remaining principal payments of financial debt and projected interest, at December 31, 2023:

			January 2025-		January 2026-
	Within one		December		December		January 2027-
	year		2025		2026		onwards		Total
Santander/Bancomext	US$	42,908	US$	14,947	US$	—	US$	—	US$	57,855
CEBUR program		44,396		29,597		35,764		77,693		187,450
JSA International U.S. Holdings, LLCA		15,130		20,853		—		—		35,983
GY Aviation Lease 1714 Co. Limited		25,907		38,588		—		—		64,495
Incline II B Shannon 18 Limited		73,373		33,805		—		—		107,178
Oriental Leasing 6 Company Limited		—		43,129		—		—		43,129
Tarquin Limited		2,241		2,384		2,536		36,891		44,052
Lease Partnership NBB –V11218		726		772		822		6,501		8,821
Lease Partnership NBB – V11951		670		712		758		6,003		8,143
Wilmington Trust SP Services (Dublin) Limited		7,775		8,373		9,001		46,358		71,507
NBB Pintail Co. LTD		745		799		857		18,139		20,540
Financial debt		213,871		193,959		49,738		191,585		649,153
Accrued interest		7,070		—		—		—		7,070
Projected interest		54,034		29,366		18,279		20,002		121,681
Total	US$	274,975	US$	223,325	US$	68,017	US$	211,587	US$	777,904

On June 8, 2022, the Company entered into pre-delivery payments financing agreement with Santander/Bancomext at an annual interest rate of SOFR plus 298 basis points, for the acquisition of its aircraft through a revolving facility. For purposes of financing these pre-delivery payments, a Mexican trust was created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trust. The Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A. Institución de Banca Múltiple) Trust 3853. A feature of this financing is that it will incur in additional five (5) basis points if the sustainability goals are not met. On August 31, 2023, the interest rate increased by five (5) basis points, with the possibility of mitigating the additional rate if the objectives are met in the upcoming years.

The “Santander/Bancomext 2022” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.

v)Declare and pay dividends or make distributions on the Company’s share capital.

As of December 31, 2023 and 2022, the Company was in compliance with the covenants under the mentioned loan agreement.

As of December 31, 2023, the outstanding balance of the financial debt related to finance pre-delivery payments of aircraft amounts to US$308,640, the Company covers this obligation through the sale and the collection made by the transaction denominated as sale and leaseback at the time of delivery, therefore, it does not represent a disbursement that directly impacts the Company's working capital.

As of December 31, 2023, the Company has signed credit lines totaling US$1,388,830 of which US$960,930 were related to financial debt (US$228,435 were undrawn) and US$427,900 were related to letters of credit (US$178,800 were undrawn). As of December 31, 2023, the Company had available lines of credit by US$407,235. As of December 31, 2022, the Company has signed credit lines totaling US$859,098 of which US$701,220 were related to financial debt (US$390,289 were undrawn) and US$157,878 were related to letters of credit (US$16,129 were undrawn).

The Company signed in April of 2022 three pre-delivery payments financing with lessors for the acquisition of aircraft. For this purpose, a Mexican trust was created for each contract (CIBanco, S.A. Institución de Banca Múltiple), for JSA International U.S. Holdings, LLC Trust 3866, for GY Aviation Lease 1714 Co. Limited Trust 3855, and for Incline II B Shannon 18 Limited Trust 3867. These facilities do not include financial covenants or restrictions.

The Company signed in July of 2022 a pre-delivery payment financing with lessors for the acquisition of aircraft with Oriental Leasing 6 Company Limited. For this purpose, a Mexican trust was created with CIBanco, S.A. Institución de Banca Múltiple, Trust 3921. This facility does not include financial covenants or restrictions.

On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB 19 for Ps.1.5 billion Mexican pesos (US$88.8 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$ 177.6 million based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023).

The notes have a five-year maturity annual reduction of Ps.250,000, Ps.500,000, Ps.500,000 and Ps.250,000 (US$14.8 million, US$29.6 million, US$29.6 million and US$14.8 million, based on an exchange rate of Ps.16.89 to US$1 as of December 31, 2023), in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 175 basis point spread. The notes started amortizing at the end of the second year.

On October 13, 2021, the Company, through its subsidiary Concesionaria issued in the Mexico market a second issuance of 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB21L for Ps.1.5 billion Mexican pesos (US$88.8 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$177.6 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023). With this second issuance the total amount approved for the program has been reached.

The Trust Notes are aligned with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA). Which has Sustainability Objectives (SPT) for the KPI, to reduce carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering will help the Company to accomplish its long-term sustainable goals, among which are to reduce CO2 emissions by 35.42% by 2030.

A feature of the asset backed trust notes is that they will pay an additional twenty-five (25) basis points to the interest rate if the sustainability goals are not met. On September 20, 2023, the interest rate increased by twenty - five (25) basis points, with the possibility of mitigating the additional rate if the 2023 or 2024 targets are met.

The notes have a five -year maturity annual reductions of Ps.83,333, Ps.500,000, Ps.500,000 and Ps.416,667 (US$4.9 million, US$29.6 million, US$29.6 million and US$24.7 million, based on an exchange rate of Ps.16.89 to US$1 on December 31,2023) in 2023, 2024, 2025 and 2026, respectively,) with a floating one-month coupon rate referenced to TIIE 28 plus 200 basis points, and adjustment of twenty-five (25) basis points starting on September 20th, 2023. The notes started amortizing at the end of the second year.

On September 28, 2023, the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) approved an increase amount of the actual program of up to Ps.5.0 billion Mexican pesos (US$296.0 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023). With this authorization, the Company, through its subsidiary Concesionaria issued in the Mexico market a third issuance of 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB23 for Ps.1.5 billion (US$88.8 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria.

The notes have a five-year maturity annual reduction of Ps.187,500, Ps.750,000 and Ps.562,500 (US$11.1 million, US$44.4 million and US$33.3 million, based on an exchange rate of Ps.16.89 to US$1 on December 31, 2023) in 2026, 2027 and 2028, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 215 basis points spread. The notes start amortizing at the end of the third year.

The asset backed trust note’s structure operate on specific rules and provide a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next six months of debt service. In general, not retention of funds exists if the ratio exceeds 2.5 times. Amortization on the asset backed trust notes began in July of 2021 for the first issuance, the second issuance began in November of 2023 and the third issuance will begin in October 2026. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75x on any of the determination dates;
ii)	An event of retention is not covered in a period of 90 consecutive days;
iii)	The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods;
iv)	Insolvency event of Concesionaria;
v)	The update of a new insolvency event in relation to the Concesionaria;
vi)	Updating a new event of default.

In the event of default, the Trustee will refrain from delivering any amount that it would otherwise be to require to deliver to Concesionaria and will dedicate use such cash flow to amortize the principal of the trust notes (“CEBUR”).

As of December 31, 2023, the Company was in compliance with the conditions of the asset backed trusted notes.

In December 2021, the Company renewed its working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos. The facility had maturity dated on December 31, 2023, with an annual interest rate of TIIE 28 days plus a 240-basis points margin. As of December 2023, this credit line has expired.

The “Sabadell” working capital facility had the following covenant:

i. Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding.

As of December 31, 2022, the Company was not in compliance with the covenant of Sabadell loan agreement. The Company settled this short-term loan on January 5, 2023, as such any potential effects of the non-compliance were solved with the payment. The non-compliance did not trigger any cross-default provisions in other debt instruments or any lease agreement of the Company.

In December 2022, the Company signed a working capital facility with Banco Actinver S.A., Institución de Banca Múltiple (“Actinver”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus 250 basis points margins. As of December 31, 2023, the facility is not disbursed.

The “Actinver” working capital facility does not include obligations or restrictions.

Other financing agreements

During 2023, the Company entered into several agreements that qualified as failed sale and leaseback transactions. Consequently, these agreements were accounted for as financing transactions. The details of these agreements are presented as follows:

1)	In September 2023, the Company entered into financing agreements with Tarquin Limited for the acquisition of engines. The agreements bear an annual interest rate of 6.20% and mature in 2028.
2)

In September 2023, the Company also entered into additional financing agreements with NBB-V11218 Lease Partnership and with NBB-V11951 Lease Partnership, for the acquisition of engines. These agreements bear an annual interest rate of 6.20% and mature in 2028.

3)

In September and October 2023, the Company entered into financing agreements with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of engines. These agreements bear an annual interest rate of 7.16% and mature in 2028.

4)	In November 2023, the Company entered into financing agreements with NBB Pintail Co Ltd for the acquisition of engines. These agreements bear an annual interest rate of 6.99% and mature in 2028.

Changes in liabilities arising from financing activities

For the years ended December 31, 2023 and 2022 the changes in liabilities from financing activities from the Company are summarized in the following table:

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				Conversion		December 31,
	2023		Flows		Interest (1)		movement		reclassification		Other		effects		2023
Current interest-bearing loans and borrowings	US$	112,148	US$	(22,356)	US$	5,118	US$	(739)	US$	121,804	US$	(479)	US$	4,793	US$	220,289
Non-current interest -bearing loans and borrowings		160,887		381,255		—		—		(121,804)		(1,454)		13,892		432,776
Total liabilities from financing activities	US$	273,035	US$	358,899	US$	5,118	US$	(739)	US$	—	US$	(1,933)	US$	18,685	US$	653,065

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				Conversion		December 31,
	2022		Flows		Interest (1)		movement		reclassification		Other		effects		2022
Current interest-bearing loans and borrowings	US$	196,898	US$	(152,984)	US$	761	US$	739	US$	65,063	US$	124	US$	1,547	US$	112,148
Non-current interest -bearing loans and borrowings		108,039		111,776		—		—		(65,063)		442		5,693		160,887
Total liabilities from financing activities	US$	304,937	US$	(41,208)	US$	761	US$	739	US$	—	US$	566	US$	7,240	US$	273,035

(1) This balance is net of interest provisions and interest effectively paid as of December 31, 2023 and 2022, respectively.